Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares/Principal/ Contract Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 3.9%
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 4.8547%, 7/25/42 (144A)‡	$84,243		$84,137
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 0%, 9/25/42 (144A)‡	325,000		324,853
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 3.8147%, 3/8/49‡	351,910	AUD	224,837
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 4.4350%, 9/25/42 (144A)‡	118,747		118,020
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/42 (144A)‡	134,878		133,867
Liberty Series 2018-3,
30 Day Australian Bank Bill Rate + 2.1000%, 4.6926%, 10/25/50‡	328,249	AUD	210,646
RedZed Trust Series 2018-1,
30 Day Australian Bank Bill Rate + 2.4000%, 4.7180%, 3/9/50‡	1,702,147	AUD	1,088,519
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 3.9250%, 1/12/46‡	424,511	AUD	270,950
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,649,427)			2,455,829
Corporate Bonds– 83.3%
Banking – 23.6%
Ally Financial Inc, 5.7500%, 11/20/25	725,000		703,174
Australia & New Zealand Banking Group Ltd,
US Treasury Yield Curve Rate 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)‡	2,050,000		1,862,760
Australian Central Credit Union Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 5.2023%, 9/16/31‡	200,000	AUD	121,888
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 4.9180%, 11/30/28‡	2,500,000	AUD	1,609,140
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 1.3200%, 3.6700%, 8/20/31‡	1,500,000	AUD	926,262
Credit Suisse Group AG, SOFR + 3.3400%, 6.3730%, 7/15/26 (144A)‡	560,000		541,093
DBS Group Holdings Ltd,
90 Day Australian Bank Bill Rate + 1.5800%, 4.3823%, 3/16/28‡	1,300,000	AUD	830,790
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.5500%, 4.3910%, 6/17/31‡	2,880,000	AUD	1,781,610
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.0200%, 4.3370%, 11/18/31‡	3,000,000	AUD	1,891,989
Oversea-Chinese Banking Corp Ltd, 4.2500%, 6/19/24	1,340,000		1,322,473
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 4.8586%, 6/28/25‡	320,000	AUD	205,744
Standard Chartered PLC, 1.8220%, 11/23/25 (144A)	750,000		680,239
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	1,784,000	AUD	1,142,066
Westpac Banking Corp,
90 Day Australian Bank Bill Rate + 1.9800%, 4.4130%, 8/27/29‡	2,000,000	AUD	1,287,276
			14,906,504
Brokerage – 2.1%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	1,400,000		1,361,500
Capital Goods – 5.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 4/30/25 (144A)	700,000		654,923
Ashtead Capital Inc, 1.5000%, 8/12/26 (144A)	825,000		691,697
Ball Corp, 4.0000%, 11/15/23	950,000		931,190
Boeing Co, 2.1960%, 2/4/26	775,000		687,764
CNH Industrial Capital Australia Pty Ltd, 2.1000%, 12/12/22	1,120,000	AUD	714,306
			3,679,880
Communications – 5.2%
American Tower Corp, 1.4500%, 9/15/26	1,030,000		878,064
Crown Castle International Corp, 1.0500%, 7/15/26	1,000,000		844,699
Magallanes Inc, 3.4280%, 3/15/24 (144A)	175,000		169,085
Netflix Inc, 3.6250%, 6/15/25 (144A)	750,000		708,626
T-Mobile USA Inc, 2.2500%, 2/15/26	775,000		693,454
			3,293,928
Consumer Cyclical – 10.4%
eBay Inc, 1.9000%, 3/11/25	800,000		742,405
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	1,070,000		948,338
General Motors Financial Co Inc, 1.0500%, 3/8/24	680,000		637,271
General Motors Financial Co Inc, 1.5000%, 6/10/26	920,000		781,879
Hyundai Capital America, 0.8750%, 6/14/24 (144A)	1,530,000		1,413,283
VICI Properties LP, 4.3750%, 5/15/25	700,000		666,498

Shares/Principal/ Contract Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Volkswagen Financial Services Australia Pty Ltd, 2.4000%, 8/28/24	2,300,000	AUD	$1,397,074
			6,586,748
Consumer Finance – 1.2%
Stellantis Finance US Inc, 1.7110%, 1/29/27 (144A)	$885,000		736,542
Consumer Non-Cyclical – 1.1%
Universal Health Services Inc, 1.6500%, 9/1/26 (144A)	825,000		691,355
Finance Companies – 12.3%
AerCap Holdings NV,
US Treasury Yield Curve Rate 5 Year + 4.5350%, 5.8750%, 10/10/79‡	375,000		334,746
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.1500%, 10/29/23	375,000		356,224
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	400,000		365,435
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.7500%, 10/29/24	325,000		295,653
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		299,318
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.4500%, 10/29/26	425,000		358,533
Air Lease Corp, 1.8750%, 8/15/26	450,000		381,366
Air Lease Corp, 2.1000%, 9/1/28	825,000		642,844
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		839,408
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A)	200,000		161,972
Blackstone Private Credit Fund, 4.7000%, 3/24/25	500,000		473,213
Heartland Australia Group Pty Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 3.9800%, 7/9/24‡	2,500,000	AUD	1,587,520
OWL Rock Core Income Corp, 5.5000%, 3/21/25	775,000		729,124
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	750,000		615,000
Springleaf Finance Corp, 6.8750%, 3/15/25	345,000		324,248
			7,764,604
Financial Institutions – 2.7%
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.6000%, 5.1515%, 3/6/23‡	100,000	AUD	63,911
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 4.7570%, 2/26/24‡	2,000,000	AUD	1,260,699
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 5.2910%, 3/17/25‡	610,000	AUD	380,768
			1,705,378
Government Sponsored – 1.7%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	500,000		456,812
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	600,000		594,663
			1,051,475
Industrial – 1.0%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	660,371
Insurance – 4.9%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	600,000		548,454
Athene Global Funding, 1.6080%, 6/29/26 (144A)	1,575,000		1,339,396
Centene Corp, 4.2500%, 12/15/27	760,000		695,172
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 4.8534%, 6/15/44‡	200,000	AUD	127,086
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 5.1030%, 6/15/45‡	620,000	AUD	392,125
			3,102,233
Real Estate Investment Trusts (REITs) – 1.9%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,211,246
Real Estate Management & Development – 0.9%
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 3.5851%, 8/15/25‡	880,000	AUD	563,262
Technology – 8.5%
Broadcom Inc, 1.9500%, 2/15/28 (144A)	1,170,000		958,697
Equinix Inc, 1.2500%, 7/15/25	1,100,000		983,765
Fidelity National Information Services Inc, 4.5000%, 7/15/25	185,000		181,034
Global Payments Inc, 4.9500%, 8/15/27	670,000		638,336
Microchip Technology Inc, 4.2500%, 9/1/25	375,000		362,173
MSCI Inc, 4.0000%, 11/15/29 (144A)	775,000		669,367
Qorvo Inc, 1.7500%, 12/15/24 (144A)	750,000		691,359
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	920,000		868,651
			5,353,382
Total Corporate Bonds (cost $59,374,268)			52,668,408
Foreign Government Bonds– 4.3%
New Zealand Government Bond, 0.5000%, 5/15/24((cost $2,961,496)	5,145,000	NZD	2,711,412

Shares/Principal/ Contract Amounts		Value
Investment Companies– 1.0%
Exchange-Traded Funds (ETFs) – 1.0%
Janus Henderson AAA CLO£((cost $657,471)	13,400	$657,940
Commercial Paper– 2.4%
Southern California Edison Co, 0%, 10/3/22 (Section 4(2))◊((cost $1,499,534)	$1,500,000	1,499,580
OTC Purchased Options – Puts– 0%
Counterparty/Reference Asset
Morgan Stanley:
USD/JPY Currency,
Notional amount $(6,217), premiums paid $11,817, unrealized depreciation $(1,457), exercise price $125.00, expires 6/29/23*	1,170,000	10,360
Total Investments (total cost $67,154,013) – 94.9%		60,003,529
Cash, Receivables and Other Assets, net of Liabilities – 5.1%		3,191,827
Net Assets – 100%		$63,195,356

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$28,313,735	47.2%
Australia	18,386,380	30.6
New Zealand	4,298,932	7.2
Singapore	2,153,263	3.6
Ireland	2,009,909	3.4
United Kingdom	1,577,680	2.6
Germany	1,397,074	2.3
South Korea	868,651	1.4
Switzerland	541,093	0.9
United Arab Emirates	456,812	0.8

Total	$60,003,529	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/22
Investment Companies - 1.0%
Exchange-Traded Funds (ETFs) - 1.0%
Janus Henderson AAA CLO	$2,053	$-	$469	$657,940

(1) For securities that were affiliated for a portion of the period ended September 30, 2022, this column reflects amounts for the entire period ended September 30, 2022 and not just the period in which the security was affiliated.

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 1.0%
Exchange-Traded Funds (ETFs) - 1.0%
Janus Henderson AAA CLO	-	657,471	-	657,940

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	10/28/22	(31,950,000)	$22,284,234	1,845,680
Citibank, National Association:
New Zealand Dollar	10/28/22	(416,000)	244,442	11,725
Morgan Stanley & Co:
Australian Dollar	10/28/22	200,000	(137,793)	(9,852)
New Zealand Dollar	10/28/22	(4,460,000)	2,721,046	226,049

				216,197
Total				$2,073,602

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
3-Year Australian Bond	23	12/15/22	$1,567,371	$(11,871)
Futures Short:
10 Year US Treasury Note	18	12/30/22	(2,017,125)	93,938
5 Year US Treasury Note	79	1/5/23	(8,493,117)	285,146
Total - Futures Short				379,084
Total				$367,213

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:

Morgan Stanley:

USD/JPY Currency	1,170,000	120.00	USD	6/29/23	$10,360	$7,020	$803	$(6,217)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 451,085
Average amounts sold - in USD	28,455,243
Futures contracts:
Average notional amount of contracts - long	2,520,852
Average notional amount of contracts - short	11,642,695
Options:
Average value of option contracts purchased	797
Average value of option contracts written	478

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $15,959,596, which represents 25.3% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended September 30, 2022 is $1,499,580, which represents 2.4% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,455,829	$-
Corporate Bonds	-	52,668,408	-
Foreign Government Bonds	-	2,711,412	-
Investment Companies	657,940	-	-
Commercial Paper	-	1,499,580	-
OTC Purchased Options – Puts	-	10,360	-
Total Investments in Securities	$657,940	$59,345,589	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,083,454	-
Futures Contracts	379,084	-	-
Total Assets	$1,037,024	$61,429,043	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$9,852	$-
Futures Contracts	11,871	-	-
Options Written, at Value	-	6,217	-
Total Liabilities	$11,871	$16,069	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70254 11-22